UNITED STATES

                   SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549



                               FORM 13F



                         FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2003


Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.

                                  [  ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:    Needelman Asset Mgmt, Inc.

Address: 800 Newport Center Dr, Ste 450

         Newport Beach, CA  92660-6300







13F File Number: 28-01623



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:    B. Masiello

Title:   Director of Operations

Phone:   949-760-6644

Signature, Place, and Date of Signing:



_______________   ________________   ________________





Report Type (Check only one.):



[X ]   13F HOLDINGS REPORT.



[  ]   13F NOTICE.



[  ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:











I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE

ACT OF 1934.

                          FORM 13F SUMMARY PAGE





Report Summary:



Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     44

Form 13F Information Table Value Total:     $33,259





List of Other Included Managers:



No.   13F File Number        Name











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

                                                             MARKET
                                                             VALUE    TOTAL  SHPUT/CALL INVSTMT  OTHER
NAME OF ISSUER                     TITLE OF CLASS  CUSIP NO  x 1000   SHARES            DSCRETN  MANAGERS


AOL TIME WARNER INC                COM             00184A105      821   51030SH         DEFINED            0
ABBOTT LABORATORIES                COM             002824100      989   22595SH         DEFINED            0
ALCOA INC                          COM             013817101      745   29225SH         DEFINED            0
ALLTEL CORP                        COM             020039103      508   10535SH         DEFINED            0
AMERICAN INTL GROUP INC            COM             026874107     1138   20623SH         DEFINED            0
ANHEUSER BUSCH COS INC             COM             035229103     1588   31100SH         DEFINED            0
AON CORP                           COM             037389103      575   23880SH         DEFINED            0
APARTMENT INVT & MGMT CO CL A      COM             03748R101      242    7000SH         DEFINED            0
BP PLC ADRS                        COM             055622104      901   21438SH         DEFINED            0
BANK OF AMERICA CORP               COM             060505104     1075   13602SH         DEFINED            0
BANK ONE CORP (NEW)                COM             06423A103      564   15170SH         DEFINED            0
BAXTER INTERNATIONAL INC           COM             071813109      594   22840SH         DEFINED            0
BRISTOL-MYERS SQUIBB CO            COM             110122108      876   32250SH         DEFINED            0
BUCKEYE PARTNERS LP UNIT           UNIT LTD PARTNER118230101      314    8000SH         DEFINED            0
CITIGROUP INC                      COM             172967101     1215   28385SH         DEFINED            0
COMCAST CORP CL A SPL              COM             20030N200      452   15605SH         DEFINED            0
EL PASO CORP                       COM             28336L109      185   22835SH         DEFINED            0
ELECTRONIC DATA SYS CORP (NEW)     COM             285661104      286   13320SH         DEFINED            0
EMERSON ELECTRIC COMPANY           COM             291011104      969   18965SH         DEFINED            0
EXXON MOBIL CORP (NEW)             COM             30231G102      964   26842SH         DEFINED            0
FORD MOTOR CO (NEW)                COM PAR $0.01   345370860      579   52720SH         DEFINED            0
GENERAL ELECTRIC COMPANY           COM             369604103     1075   37485SH         DEFINED            0
GILLETTE COMPANY                   COM             375766102     1199   37647SH         DEFINED            0
HEWLETT-PACKARD COMPANY            COM             428236103      624   29298SH         DEFINED            0
HONEYWELL INTERNATIONAL INC        COM             438516106      722   26890SH         DEFINED            0
INTEL CORPORATION                  COM             458140100      221   10619SH         DEFINED            0
INTERNATIONAL BUSINESS MACHINE     COM             459200101     1260   15278SH         DEFINED            0
INTERNATIONAL PAPER                COM             460146103      861   24085SH         DEFINED            0
INTERPUBLIC GROUP OF COS INC       COM             460690100      486   36345SH         DEFINED            0
J.P. MORGAN CHASE & CO             COM             46625H100     1023   29927SH         DEFINED            0
KIMBERLY CLARK                     COM             494368103      955   18324SH         DEFINED            0
MCDONALDS CORP                     COM             580135101      994   45074SH         DEFINED            0
MELLON FINANCIAL CORP              COM             58551A108      222    8000SH         DEFINED            0
MERRILL LYNCH & CO INC             COM             590188108      503   10775SH         DEFINED            0
PFIZER INC                         COM             717081103      215    6300SH         DEFINED            0
SBC COMMUNICATIONS INC             COM             78387G103      442   17310SH         DEFINED            0
SPDR TRUST UNIT SER 1              COM             78462F103     1064   10900SH         DEFINED            0
SAFEWAY INC                        COM             786514208      445   21760SH         DEFINED            0
SCHERING PLOUGH CORP               COM             806605101      527   28330SH         DEFINED            0
TARGET CORP                        COM             87612E106     1436   37940SH         DEFINED            0
TOTAL SA SPND ADR'S FOR B SHRS     COM             89151E109     1004   13249SH         DEFINED            0
VERIZON COMMUNICATIONS             COM             92343V104      581   14718SH         DEFINED            0
WELLS FARGO & CO (NEW)             COM             949746101     1020   20240SH         DEFINED            0
WYETH CORP                         COM             983024100      799   17545SH         DEFINED            0



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